Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclo
s
ur
e
In accordance with Item 402(v) of Regulation S-K of the Exchange Act adopted by the Securities and Exchange Commission, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
named executive officers (“NEOs”) and Company performance for the fiscal years listed below. The table below does not necessarily reflect value actually earned, realized, or received by our PEO and Non-PEO NEOs. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Todd S. Nelson¹ ($)	Summary Compensation Table Total for Andrew H. Hurst 1 ($)	Compensation Actually Paid to Todd S. Nelson 1,2,3 ($)	Compensation Actually Paid to Andrew H. Hurst 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on:4		Net Income ($ Millions)	Adjusted EBITDA 5 ($ Millions)
							Total Shareholder Return (“TSR”) ($)	Company Comparison Group TSR ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	4,512,179	2,537,725	5,745,979	3,004,638	1,415,745	1,659,445	75.58	73.31	95.9	175.8
2021	4,998,632	—	4,575,609	—	1,425,824	1,283,786	63.95	93.43	109.6	183.6
2020	4,870,453	—	(35,984)	—	1,319,620	99,804	68.68	111.02	124.3	170.6
1. Todd S. Nelson was our PEO from 2020 through January 20, 2022. Andrew H. Hurst was our PEO from January 20, 2022 to present. The individuals comprising the
Non-PEO
named executive officers for each fiscal year presented are listed below.

2020	2021	2022
Andrew H. Hurst	Andrew H. Hurst	Ashish R. Ghia
Ashish R. Ghia	Ashish R. Ghia	Greg Jansen
Jeffrey D. Ayers	Jeffrey D. Ayers	John R. Kline
John R. Kline	John R. Kline	Elise Baskel
2. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3. Compensation Actually Paid reflects the exclus
ions and inclu
sions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Todd S. Nelson ($)	Exclusion of Stock Awards for Todd S. Nelson ($)	Inclusion of Equity Values for Todd S. Nelson ($)	Compensation Actually Paid to Todd S. Nelson ($)
2022	4,512,179	(2,043,087)	3,276,887	5,745,979
2021	4,998,632	(2,297,832)	1,874,809	4,575,609
2020	4,870,453	(2,169,753)	(2,736,684)	(35,984)

Year	Summary Com p ensation Table Total for Andrew H. Hurst ($)	Exclusion of Stock Awards for Andrew H. Hurst ($)	Inclusion of Equity Values for Andrew H. Hurst ($)	Compensation Actually Paid to Andrew H. Hurst ($)
2022	2,537,725	(1,070,169)	1,537,082	3,004,638

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,415,745	(490,290)	733,990	1,659,445
2021	1,425,824	(480,891)	338,853	1,283,786
2020	1,319,620	(409,676)	(810,140)	99,804
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Todd S. Nelson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Todd S. Nelson ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Todd S. Nelson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Todd S. Nelson ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Todd S. Nelson ($)	Total—Inclusion of Equity Values for Todd S. Nelson ($)
2022	2,728,042	662,878	0	(114,033)	0	3,276,887
2021	2,286,167	(238,436)	0	(172,922)	0	1,874,809
2020	1,785,276	(2,879,355)	0	(1,642,605)	0	(2,736,684)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Andrew H. Hurst ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Andrew H. Hurst ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Andrew H. Hurst ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Andrew H. Hurst ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Andrew H. Hurst ($)	Total—Inclusion of Equity Values for Andrew H. Hurst ($)
2022	1,428,948	131,154	0	(23,020)	0	1,537,082

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	654,663	95,424	0	(16,097)	0	733,990
2021	478,450	(46,860)	0	(92,737)	0	338,853
2020	337,082	(893,954)	0	(253,268)	0	(810,140)
4. The Company Comparison Group TSR set forth in this table utilizes the companies used as a peer group for purposes of the Company’s disclosures under Item 402(b) of Regulation
S-K.
The returns of each component issuer of the group have been weighted according to their stock market capitalization at the beginning of each period. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the companies used as a peer group, respectively. The companies used as a peer group for 2020, 2021 and 2022 are as follows: 2U, Inc., Adtalem Global Education Inc., American Public Education, Inc., Bright Horizons Family Solutions Inc., Chegg, Inc., Cornerstone OnDemand, Inc., Graham Holdings Company, Grand Canyon Education, Inc., Heidrick & Struggles International, Inc., Houghton Mifflin Harcourt Company, Huron Consulting Group Inc., Kforce Inc., Korn Ferry, Lincoln Educational Services Corporation, Strategic Education, Inc., Stride, Inc., Universal Technical Institute, Inc., WW International, Inc., Zovio Inc.
5. We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2022. Adjusted EBITDA is defined, for purposes of the annual incentive plan, as set forth above in the “Compensation Discussion and Analysis” section. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
1. Todd S. Nelson was our PEO from 2020 through January 20, 2022. Andrew H. Hurst was our PEO from January 20, 2022 to present. The individuals comprising the
Non-PEO
named executive officers for each fiscal year presented are listed below.

2020	2021	2022
Andrew H. Hurst	Andrew H. Hurst	Ashish R. Ghia
Ashish R. Ghia	Ashish R. Ghia	Greg Jansen
Jeffrey D. Ayers	Jeffrey D. Ayers	John R. Kline
John R. Kline	John R. Kline	Elise Baskel

Peer Group Issuers, Footnote [Text Block]	4. The Company Comparison Group TSR set forth in this table utilizes the companies used as a peer group for purposes of the Company’s disclosures under Item 402(b) of Regulation
S-K.
The returns of each component issuer of the group have been weighted according to their stock market capitalization at the beginning of each period. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end

	of the listed year in the Company and in the companies used as a peer group, respectively. The companies used as a peer group for 2020, 2021 and 2022 are as follows: 2U, Inc., Adtalem Global Education Inc., American Public Education, Inc., Bright Horizons Family Solutions Inc., Chegg, Inc., Cornerstone OnDemand, Inc., Graham Holdings Company, Grand Canyon Education, Inc., Heidrick & Struggles International, Inc., Houghton Mifflin Harcourt Company, Huron Consulting Group Inc., Kforce Inc., Korn Ferry, Lincoln Educational Services Corporation, Strategic Education, Inc., Stride, Inc., Universal Technical Institute, Inc., WW International, Inc., Zovio Inc.
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for Todd S. Nelson ($)	Exclusion of Stock Awards for Todd S. Nelson ($)	Inclusion of Equity Values for Todd S. Nelson ($)	Compensation Actually Paid to Todd S. Nelson ($)
2022	4,512,179	(2,043,087)	3,276,887	5,745,979
2021	4,998,632	(2,297,832)	1,874,809	4,575,609
2020	4,870,453	(2,169,753)	(2,736,684)	(35,984)

Year	Summary Com p ensation Table Total for Andrew H. Hurst ($)	Exclusion of Stock Awards for Andrew H. Hurst ($)	Inclusion of Equity Values for Andrew H. Hurst ($)	Compensation Actually Paid to Andrew H. Hurst ($)
2022	2,537,725	(1,070,169)	1,537,082	3,004,638
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Todd S. Nelson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Todd S. Nelson ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Todd S. Nelson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Todd S. Nelson ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Todd S. Nelson ($)	Total—Inclusion of Equity Values for Todd S. Nelson ($)
2022	2,728,042	662,878	0	(114,033)	0	3,276,887
2021	2,286,167	(238,436)	0	(172,922)	0	1,874,809
2020	1,785,276	(2,879,355)	0	(1,642,605)	0	(2,736,684)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Andrew H. Hurst ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Andrew H. Hurst ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Andrew H. Hurst ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Andrew H. Hurst ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Andrew H. Hurst ($)	Total—Inclusion of Equity Values for Andrew H. Hurst ($)
2022	1,428,948	131,154	0	(23,020)	0	1,537,082

Non-PEO NEO Average Total Compensation Amount	$ 1,415,745	$ 1,425,824	$ 1,319,620
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,659,445	1,283,786	99,804
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,415,745	(490,290)	733,990	1,659,445
2021	1,425,824	(480,891)	338,853	1,283,786
2020	1,319,620	(409,676)	(810,140)	99,804

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	654,663	95,424	0	(16,097)	0	733,990
2021	478,450	(46,860)	0	(92,737)	0	338,853
2020	337,082	(893,954)	0	(253,268)	0	(810,140)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to the TSR of each component issuer of the applicable peer group, weighted according to their market capitalization at the beginning of each period for which a return is indicated.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measure
The following presents the financial performance measure that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2022 to Company performance. The financial performance component of AIP and the performance condition used for performance-based restricted stock units were based solely on a company-wide adjusted EBITDA performance measure.
Adjusted EBITDA

Total Shareholder Return Amount	$ 75.58	63.95	68.68
Peer Group Total Shareholder Return Amount	73.31	93.43	111.02
Net Income (Loss)	$ 95,900,000	$ 109,600,000	$ 124,300,000
Company Selected Measure Amount	175.8	183.6	170.6
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Todd S. Nelson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,512,179	$ 4,998,632	$ 4,870,453
PEO Actually Paid Compensation Amount	$ 5,745,979	4,575,609	(35,984)
PEO Name	Todd S. Nelson
Andrew H. Hurst [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,537,725
PEO Actually Paid Compensation Amount	$ 3,004,638
PEO Name	Andrew H. Hurst
PEO [Member] | Todd S. Nelson [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,043,087)	(2,297,832)	(2,169,753)
PEO [Member] | Todd S. Nelson [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,276,887	1,874,809	(2,736,684)
PEO [Member] | Todd S. Nelson [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,728,042	2,286,167	1,785,276
PEO [Member] | Todd S. Nelson [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	662,878	(238,436)	(2,879,355)
PEO [Member] | Todd S. Nelson [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Todd S. Nelson [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(114,033)	(172,922)	(1,642,605)
PEO [Member] | Todd S. Nelson [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Andrew H. Hurst [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,070,169)
PEO [Member] | Andrew H. Hurst [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,537,082
PEO [Member] | Andrew H. Hurst [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,428,948
PEO [Member] | Andrew H. Hurst [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	131,154
PEO [Member] | Andrew H. Hurst [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Andrew H. Hurst [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,020)
PEO [Member] | Andrew H. Hurst [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(490,290)	(480,891)	(409,676)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	733,990	338,853	(810,140)
Non-PEO NEO [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	654,663	478,450	337,082
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	95,424	(46,860)	(893,954)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,097)	(92,737)	(253,268)
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0